As filed with the Securities and Exchange Commission on July 30, 2007

                             Investment Company Act File Number 811-2950

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                          Short Term Income Fund, Inc.

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1: Schedule of Investments
-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MAY 31, 2007
(UNAUDITED)
===============================================================================



  Face                                                                              Maturity        Current          Value
 Amount                                                                               Date         Coupon (a)       (Note 1)
--------                                                                              ----         ----------       --------
Asset Backed Commercial Paper (20.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Atlantic Asset Securitization LLC.
                LOC Calyon 10%                                                      06/29/07          5.29%      $   24,897,528
    20,000,000  Chesham Finance Limited                                             06/01/07          5.33           20,000,000
    24,866,000  Greyhawk Funding, LLC                                               06/19/07          5.30           24,800,354
    20,000,000  Lexington Parker Capital Company, LLC                               06/08/07          5.31           19,979,544
    20,000,000  Market Street Funding, LLC                                          06/26/07          5.30           19,926,806
     8,000,000  Old Slip Funding Corporation                                        09/19/07          5.31            7,978,880
--------------                                                                                                   --------------
   117,866,000  Total Asset Backed Commercial Paper                                                                 117,583,112
--------------                                                                                                   --------------
Commercial Paper (1.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$    7,388,000  Tennessee School Board Authority                                    06/13/07          5.32%      $   7,388,000
--------------                                                                                                   -------------
     7,388,000  Total Commercial Paper                                                                               7,388,000
--------------                                                                                                   -------------
Domestic Certificates of Deposit (3.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  M & I Marshall & Ilsley Bank                                        06/18/07          5.30%      $  19,999,953
--------------                                                                                                   -------------
    20,000,000  Total Domestic Certificates of Deposit                                                              19,999,953
--------------                                                                                                   -------------
Floating Rate Securities (4.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  General Electric Capital Corporation Extendible
                Monthly Securities (b)                                              10/17/07          5.45%      $  15,000,000
    10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (c)          06/13/08          5.33          10,000,000
--------------                                                                                                   -------------
    25,000,000  Total Floating Rate Securities                                                                      25,000,000
--------------                                                                                                   -------------
Foreign Commercial Paper (4.22%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Britannia Building Society                                          08/16/07          5.31%      $  14,834,067
    10,000,000  Britannia Building Society                                          08/22/07          5.32           9,880,530
--------------                                                                                                   -------------
    25,000,000  Total Foreign Commercial Paper                                                                      24,714,597
--------------                                                                                                   -------------
Letter of Credit Commercial Paper (2.54%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Walnut Energy Center Authority.
                LOC State Street Bank & Trust Company                               08/06/07          5.31%      $  14,855,625
--------------                                                                                                   -------------
    15,000,000  Total Letter of Credit Commercial Paper                                                             14,855,625
--------------                                                                                                   -------------
Repurchase Agreement (1.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America Securities, LLC, purchased on 05/31/07, repurchase proceeds at maturity $10,001,461 (Collateralized by
                $10,496,325, GNMA 5.50%,
                due 05/20/35 to 05/20/37, value $10,200,001)                        06/01/07          5.26%      $  10,000,000
--------------                                                                                                   -------------
    10,000,000  Total Repurchase Agreement                                                                          10,000,000
--------------                                                                                                   -------------
Time Deposit (3.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$   19,000,000  National Bank of Canada                                             06/01/07          5.32%      $  19,000,000
--------------                                                                                                   -------------
    19,000,000  Total Time Deposit                                                                                  19,000,000
--------------                                                                                                   -------------
Variable Rate Demand Instruments (33.99%) (d)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,635,000  Ali Industries, Inc. Project
                LOC National City Bank                                              07/01/10          5.43%      $   1,635,000
     5,500,000  Allegheny County, PA  IDA
                (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                                  11/01/27          5.35           5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                                    11/01/34          5.42           2,250,000
     1,605,000  ARS Development Ltd. Project, - Series 2001
                LOC National City Bank                                              09/01/21          5.43           1,605,000
       970,000  B & V Land Company, LLC
                LOC Huntington National Bank                                        09/01/27          5.42             970,000
     5,601,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                                              05/01/25          5.37           5,601,000
     1,285,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                                   12/01/19          5.40           1,285,000
     1,000,000  Bookstore Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                    10/01/44          5.32           1,000,000
       395,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                                              09/01/14          5.38             395,000
       380,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                                   09/01/08          5.48             380,000
       520,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                       07/02/18          5.33             520,000
     8,430,000  Chicago, Illinois Taxable Series B
                Insured by FGIC                                                     01/01/19          5.31           8,430,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc Project) - Series 2005A
                LOC Key Bank, N.A.                                                  02/01/35          5.37           5,000,000
       940,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                                12/01/12          5.42             940,000
       495,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                                09/01/08          5.50             495,000
       230,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                                09/01/08          5.50             230,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                                06/01/24          5.37             300,000
     1,860,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington Natonal Bank                                         01/01/27          5.42           1,860,000
     4,813,145  Federal Home Loan Mortgage Corporation
                Class A  Certificates - Series M006                                 10/15/45          5.32           4,813,145
       675,000  Gesmundo & Associates, Inc. Loan Program Notes
                LOC National City Bank                                              08/15/27          5.33             675,000
       785,000  Graves Lumber Co. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati                            11/01/10          5.48             785,000
     1,118,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                                06/01/34          5.37           1,118,000
     2,300,000  Holland - Sheltar Aviation Funding, LLC Series 2005 - B4
                LOC Mellon Bank, N.A.                                               05/01/35          5.32           2,300,000
     3,435,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank                                              10/01/16          5.39           3,435,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC US Bank, N.A.                                                   01/02/26          5.40           3,950,000
     7,725,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                              02/01/26          5.36           7,725,000
       810,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                        03/01/27          5.42             810,000
       495,000  Machining Center  Inc. - Series 1997
                LOC Comerica Bank                                                   10/01/27          5.42             495,000
       425,000  Madison, WI Community Development Authority
                (Block 90 Parking Ramp Project)
                LOC US Bank, N.A.                                                   10/01/08          5.42             425,000
     3,460,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                             07/01/29          5.32           3,460,000
       300,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                                              11/01/17          5.38             300,000
     1,000,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                                  06/01/12          5.42           1,000,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                                07/01/20          5.32           3,500,000
     2,935,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                    10/01/24          5.34           2,935,000
    13,385,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                              06/01/20          5.32          13,385,000
     4,000,000  Montgomery, AL Health FacilitesSeries 2006-A
                LOC First Comercial Bank                                            11/01/33          5.37           4,000,000
       915,000  Mount Carmel East Professional Building - Series 1994A
                LOC National City Bank                                              01/01/14          5.38             915,000
     1,095,000  MCMC POB ll (Mount Carmel Partnership Project) - Series 1994
                LOC National City Bank                                              08/01/14          5.38           1,095,000
     3,010,000  Mount Ontario Holdings LLC  - Series 2001 (e)
                LOC US Bank, N.A.                                                   04/01/21          5.37           3,010,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy LLC Project) - Series 2001 B
                LOC Wachovia Bank, N.A.                                             09/01/21          5.32           5,000,000
     5,600,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                                12/01/08          5.37           5,600,000
     1,000,000  North Coast Quarry Ltd.
                LOC Fifth Third Bank                                                07/01/31          5.37           1,000,000
     1,920,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc. Project)
                LOC National City Bank                                              12/01/09          5.43           1,920,000
     2,425,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                                  10/01/12          5.37           2,425,000
     1,300,000  Pennsylvania EDFA
                (West 914 Inc. Project) - Series 1991A1
                LOC PNC Bank, N.A. Inc.                                             05/01/21          5.35           1,300,000
     3,915,000  Prevea Clinic, Inc. - Series 2004 - A
                LOC Wells Fargo Bank, N.A.                                          12/01/34          5.30           3,915,000
     4,600,000  Rochester Institute of Technology, NY - Series 2004A                11/01/21          5.42           4,600,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                                   04/01/23          5.37          10,000,000
     2,495,000  Shelburne Realty & Troy Realty, Ltd. LLC - Series 1996
                LOC National City Bank                                              04/01/17          5.38           2,495,000
    25,000,000  Southern Ute Indian Tribe Reservation                               01/01/27          5.37          25,000,000
    12,505,000  Southwestern Group Limited Project - Series 2001
                LOC US Bank, N.A.                                                   07/01/21          5.38          12,505,000
     5,600,000  St. Johns County IDA  First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                           08/01/34          5.42           5,600,000
     2,765,000  St.Ann's Medical Office Building II Limited Partnership-Series 1998
                LOC National City Bank                                              11/01/19          5.38           2,765,000
     5,875,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                                   06/01/34          5.38           5,875,000
     4,105,000  Tom Richards, Inc. (Process Technology Project) - Series 2001
                LOC Federal Home Loan Bank of Cincinnati                            12/01/16          5.38           4,105,000
     3,000,000  Tri-Park Villas Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                    10/01/44          5.32           3,000,000
     1,300,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                             05/01/18          5.44           1,300,000
       695,000  Valley City Linen Co., - Series 1997
                LOC Huntington National Bank                                        02/01/27          5.42             695,000
     1,375,000  Washington State HFC MHRB
                (The Vintage at Richland Senior Living Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association                 01/15/38          5.34           1,375,000
--------------                                                                                                    ------------
   199,002,145  Total Variable Rate Demand Instruments                                                             199,002,145
--------------                                                                                                    ------------
Yankee Certificates of Deposit (24.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Bank of Nova Scotia                                                 06/14/07          5.28%       $ 25,000,000
    25,000,000  Barclays Bank PLC                                                   06/18/07          5.32          24,999,252
    25,000,000  Deutsche Zentral Genossenschafts Bank                               06/26/07          5.30          25,000,000
    20,000,000  Royal Bank of Canada                                                11/09/07          5.40          20,000,000
    25,000,000  Skandinav Enskilda Banken NY                                        06/14/07          5.28          25,000,000
    25,000,000  Standard Chartered PLC                                              06/14/07          5.28          25,000,000
--------------                                                                                                    ------------
   145,000,000  Total Yankee Certificates of Deposit                                                               144,999,252
 -------------                                                                                                    ------------
                Total Investments (99.49%)                                                                         582,542,684
                Cash and Other Assets, Net of Liabilities (0.51%)                                                    3,006,894
                                                                                                                  ------------
                Net Assets (100.00%)                                                                              $585,549,578
                                                                                                                  ============
                Net Asset Value, offering and redemption price per share:
                Class A shares         296,187,690 shares outstanding                                             $       1.00
                                                                                                                  ============
                Class B shares         112,417,218 shares outstanding                                             $       1.00
                                                                                                                  ============
                First Southwest shares 176,945,409 shares outstanding                                             $       1.00
                                                                                                                  ============

FOOTNOTES:
  (Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(c)  The  interest  rate is changes  monthly  based upon one month  LIBOR  minus
     0.02%.

(d) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(e) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.


KEY:
EDA      =    Economic Development Authority                HFC      =   Housing Finance Commission
EDFA     =    Economic Development Finance Authority        LOC      =   Letter of Credit
EDRB     =    Economic Development Revenue Bond             MHRB     =   Multi - Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =   Revenue Bond
IDA      =    Industrial Development Authority


-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
MAY 31, 2007
(UNAUDITED)
===============================================================================


  Face                                                                              Maturity        Current          Value
 Amount                                                                               Date         Coupon (a)       (Note 1)
--------                                                                              ----         ----------       --------
Repurchase Agreements (52.88%)
-----------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  Annaly Mortgage Management, Inc., purchased on 05/31/07, repurchase proceeds at maturity $45,006,625 (Collateralized by
                $78,319,121, GNMA, 5.000% to 6.000%,
                due 05/17/31 to 10/20/34, value $45,900,000)                        06/01/07          5.30%      $  45,000,000
     7,000,000  Bank of America Securities, LLC, purchased on 05/31/07, repurchase proceeds at maturity $7,001,023 (Collateralized by
                $7,383,245, GNMA,  5.500%,
                due 05/20/35, value $7,140,001)                                     06/01/07          5.26           7,000,000
    45,000,000  Bear, Stearns & Co., purchased on 05/31/07,
                repurchase proceeds at maturity $45,006,588 (Collateralized by
                $49,746,924, GNMA, 5.000% to 7.500%, due12/15/21 to 05/20/37,
                value $45,900,369)                                                  06/01/07          5.27          45,000,000
     6,000,000  UBS Securities, LLC, purchased on 05/31/07,
                repurchase proceeds at maturity $6,000,880 (Collateralized by
                $35,975,885, GNMA, 5.500% to 6.500%,
                due 02/15/17 to 08/20/34, value $6,120,273)                         06/01/07          5.28           6,000,000
--------------                                                                                                   -------------
   103,000,000  Total Repurchase Agreements                                                                        103,000,000
--------------                                                                                                   -------------
U.S. Government Obligations (46.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  U.S. Treasury Bill,                                                 06/07/07          4.61 %     $  74,942,500
    15,000,000  U.S. Treasury Note, 3.750%                                          05/15/08          4.98          14,828,002
--------------                                                                                                   -------------
    90,000,000  Total U.S. Government Obligations                                                                   89,770,502
--------------                                                                                                   -------------
                Total Investments (98.96%)                                                                         192,770,502
                Cash and other assets, net of liabilities (1.04%)                                                    2,031,094
                                                                                                                 -------------
                Net Assets (100.00%)                                                                             $ 194,801,596
                                                                                                                 =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,  152,792,647 shares outstanding                                                  $        1.00
                                                                                                                 =============
                Class B Shares,   42,008,949 shares outstanding                                                  $        1.00
                                                                                                                 =============



   (Note 1) Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.
KEY:
 GNMA   =  Government National Mortgage Association


(a)     The interest rate shown reflects the securities current yield;
        Coupon rate for Treasury Securities is shown withing the description.

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)* /s/   Anthony Pace
                                Anthony Pace, Treasurer and Assistant Secretary

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President

Date:  July 30, 2007

By (Signature and Title)* /s/   Anthony Pace
                                Anthony Pace, Treasurer and Assistant Secretary

Date:  July 30, 2007

* Print the name and title of each signing officer under his or her signature.